UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)

New York--94.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000	2,050,240
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	8,325,000	7,754,071
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	275,000	284,864
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151th Series)	6.00	9/15/28	20,000,000 a,b	21,502,800
Buffalo
(Insured; FGIC)	5.00	12/1/12	1,800,000	1,896,030
Buffalo
(Insured; FGIC)	5.13	12/1/14	2,820,000	2,962,523
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
FGIC)	4.50	9/1/18	1,110,000	1,166,455
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,067,154
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,122,299
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,172,435
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,237,850
Erie County,
GO (Public Improvement)
(Insured; MBIA, Inc.)	5.25	4/1/18	2,000,000	2,148,360
Erie County Industrial Development
Agency, Life Care Community

Revenue (Episcopal Church Home
and Affiliates Life Care
Community, Inc. Project)	6.00	2/1/28	1,500,000	1,390,590
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,816,413
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	5,980,740
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	5,136,302
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,389,550
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	10,076,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	18,050,400
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	5.00	9/1/25	28,765,000	29,143,547
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	8,750,000	9,102,712
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA, Inc.)	5.50	7/1/24	10,000,000	10,561,100
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000	3,540,821
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	17,300,000	17,231,492
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/35	10,000,000	9,867,400
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	10,000,000	10,108,400
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/37	14,250,000	14,012,452
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.63	6/1/10	500,000 c	544,095

Nassau County,
General Improvement (Insured;
FSA)	5.75	3/1/10	4,955,000 c	5,218,309
Nassau County Health Care
Corporation, Health System
Revenue (Insured; FSA)	6.00	8/1/09	4,000,000 c	4,206,760
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.70	1/1/43	10,000,000	9,949,500
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	12,480,975
New York City	5.80	8/1/11	190,000	190,534
New York City	5.00	11/1/12	2,000,000	2,161,640
New York City	5.50	6/1/13	875,000 c	987,157
New York City	5.25	10/15/19	5,000,000	5,260,400
New York City	5.00	11/1/19	10,000,000	10,478,600
New York City	5.00	4/1/20	3,500,000	3,655,085
New York City	5.00	8/1/20	2,000,000	2,092,000
New York City	5.25	10/15/22	2,000,000	2,071,600
New York City	5.50	6/1/23	125,000	130,397
New York City	5.25	8/15/25	7,475,000	7,721,750
New York City
(Insured; AMBAC)	5.75	8/1/12	1,570,000 c	1,761,775
New York City
(Insured; AMBAC)	5.75	8/1/16	3,430,000	3,743,296
New York City
(Insured; FSA)	5.25	10/15/19	1,450,000	1,557,184
New York City
(Insured; MBIA, Inc.)	5.25	5/15/18	11,000,000	11,831,820
New York City Health and Hospital
Corporation, Health System
Revenue	5.25	2/15/17	1,550,000	1,565,469
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.00	7/1/12	1,460,000	1,582,173
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.25	7/1/15	1,640,000	1,801,196
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal Federation
Project)	5.00	7/1/27	1,000,000	1,024,330
New York City Industrial

Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	4,152,365
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/20	2,775,000	2,843,265
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/26	5,000,000	4,936,900
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,455,540
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,323,125
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	11,561,125
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,081,840
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	2,830,000	2,893,166
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.50	6/15/10	13,000,000 c	13,924,560
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	15,000,000	15,527,700
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	4.50	6/15/38	24,000,000	22,466,640
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue	5.00	6/15/39	10,000,000	10,046,600
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,798,210
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	12,500,000	11,688,250
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	19,000,000	19,709,840
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	1/15/24	10,000,000	10,303,000
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	10,184,400
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.25	5/15/09	3,000,000 c	3,106,710
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	8/15/09	5,000,000 c	5,241,500
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 c	1,050,670
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	2,115,000 c	2,252,348
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,458,900
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 d	8,086,410
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 c	5,253,350
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	14,890,000	15,736,348
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	5,000,000	5,115,150
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,632,709
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 c	730,998
New York Counties Tobacco Trust

IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	329,894
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,155,667
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; FGIC)	5.75	7/1/16	2,000,000	2,100,160
New York State Dormitory
Authority, Consolidated Third
General Resolution Revenue
(City University System)
(Insured; FSA)	5.50	7/1/09	10,000,000 c	10,417,400
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,122,090
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester
Issue)	5.00	8/1/10	5,570,000	5,694,545
New York State Dormitory
Authority, Insured Revenue
(Barnard College) (Insured;
FGIC)	5.00	7/1/37	11,000,000	10,253,430
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/16	3,755,000	3,991,640
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/20	4,490,000	4,672,608
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA, Inc.)	5.75	7/1/27	33,625,000	38,368,143
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 c	10,890,100
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	2,395,000	2,604,754
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,

Inc.) (Collateralized; FHA)	6.10	2/1/37	8,300,000	8,386,071
New York State Dormitory
Authority, Revenue (4201
Schools Program) (Insured;
MBIA, Inc.)	5.25	7/1/10	1,670,000	1,728,734
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks PLC)	5.00	7/1/15	2,000,000	2,045,600
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	16,236,000
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,494,834
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,642,500
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	10,818,615
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	10,273,400
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/1/15	1,000,000	1,015,370
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,509,987
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,802,199
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	5.75	7/1/20	3,000,000	3,342,540
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA, Inc.)	0.00	7/1/28	18,335,000 e	7,154,867
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 c	2,574,639
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000	32,073
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities

Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,521,388
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,268,309
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/11	550,000	550,561
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.00	7/1/13	1,000,000	1,000,530
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	7,925,000	7,924,366
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	6,305,000	6,304,496
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
MBIA, Inc.)	5.00	7/1/27	5,045,000	5,080,517
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,442,340
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,499,909
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,916,011
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,088,907
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,383,533
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	9,533,200
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,357,080
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at

Forest Hills) (Insured; MBIA,
Inc.)	5.50	11/1/13	2,625,000	2,885,348
New York State Dormitory
Authority, Revenue (NYSARC,
Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,190,310
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,441,975
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	7,500,000	7,341,450
New York State Dormitory
Authority, Revenue (Park Ridge
Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	3,018,721
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,094,280
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,946,447
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	18,505,000	18,651,560
New York State Dormitory
Authority, Revenue (Saint
Barnabas Hospital) (Insured;
AMBAC and FHA)	5.25	8/1/15	2,135,000	2,276,401
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA, Inc.)	5.38	10/1/22	31,000,000	32,675,550
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/10	1,180,000	1,255,213
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	20,000,000	21,761,200
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,140,000	1,274,816
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,691,850

New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000	11,970,623
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 c	2,145,020
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	5,000,000	5,797,450
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.00	5/15/13	12,900,000 a,b	14,038,361
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.50	5/15/13	100,000	108,824
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA,
Inc.)	5.25	5/15/15	6,825,000	7,555,002
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,145,060
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	975,930
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 c	8,968,831
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 c	551,300
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 c	5,582,150
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/24	7,500,000	7,895,325
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/31	20,000,000	20,451,400
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and

Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,224,910
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/20	13,745,000	14,599,527
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	4.45	7/1/09	2,000,000	1,996,400
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	956,030
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments) (Collaterilized;
SONYMA)	4.40	2/15/11	1,450,000	1,456,337
New York State Housing Finance
Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,660,000	1,681,829
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,507,273
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,519,028
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	10,000,000	10,185,500
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,332,992
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	2,920,000	2,953,463
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	4,300,000	4,347,644
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	3,980,000	3,993,333
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	8,725,000	8,815,566
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/33	8,250,000	8,299,418
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/12	17,210,000 c	18,924,804

New York State Power Authority,
Revenue and General Purpose	5.00	11/15/12	10,500,000 c	11,546,220
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	5,219,650
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 c	2,137,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	10,636,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	14,035,000	14,553,172
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,347,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	13,608,757
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,838,288
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.25	1/1/20	10,000,000	10,973,800
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; FSA)	5.00	1/1/26	6,425,000	6,717,273
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; MBIA, Inc.)	5.70	4/1/20	20,000,000	22,568,800
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,412,150
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,444,870
Niagara Falls City School
District, COP (High School
Facility) (Insured; MBIA, Inc.)	5.63	6/15/13	2,045,000	2,315,165
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glen Arden
Inc. Project)	5.70	1/1/28	4,600,000	3,981,944
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	16,964,250

Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,177,300
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,400,700
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series)	5.00	11/1/28	8,000,000	7,869,680
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/13	6,000,000	6,448,020
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/14	10,000,000	10,772,400
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	15,000,000	15,348,600
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.25	10/15/18	20,000,000	21,704,200
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA, Inc.)	5.00	10/15/24	10,000,000	10,394,900
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/12	1,455,000	1,495,114
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	5.00	11/1/13	1,000,000	1,021,860
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,809,026
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000	12,728,950
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/20	10,000,000	10,576,500
Tobacco Settlement Financing

Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	3,000,000	3,165,000
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 c	8,535,450
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	10,000,000	10,604,700
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 c	12,049,750
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,129,500
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	1,500,000	1,649,220
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA, Inc.)	5.13	1/1/14	3,000,000 c	3,327,060
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	14,133,084
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds
(Westchester Resco Company
Project)	5.50	7/1/09	2,650,000	2,651,590
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	2,135,000	1,978,867
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 c	2,187,838
U.S. Related--4.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 c	2,114,000
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 c	3,171,000
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,009,270
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.50	7/1/10	10,100,000	10,585,002
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; MBIA, Inc.)	6.00	7/1/15	3,000,000	3,304,800
Puerto Rico Highways and

Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 e	8,019,431
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	5,646,245
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,181,450
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	5,000,000	5,178,400
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000	9,740,500
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,053,010
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,275,684
Total Long-Term Municipal Investments
(cost $1,407,121,668)				1,426,067,162
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)	Value ($)

New York;
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	2.30	9/1/08	4,350,000 f	4,350,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
North Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)	7.00	9/7/08	2,500,000 f	2,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Nazareth College of Rochester
Project) (Insured; MBIA, Inc.
and Liquidity Facility; HSBC
Bank USA)	7.00	9/7/08	4,190,000 f	4,190,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	1.68	9/7/08	2,375,000 f	2,375,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	2.30	9/1/08	6,560,000 f	6,560,000
Total Short-Term Municipal Investments
(cost $19,975,000)				19,975,000
Total Investments (cost $1,427,096,668)			100.0%	1,446,042,162
Cash and Receivables (Net)			.0%	252,426
Net Assets			100.0%	1,446,294,588

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $35,541,161 or 2.5% of net assets.
b	Collateral for floating rate borrowings.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,427,096,668. Net unrealized appreciation on investments was $18,945,494 of which $36,957,211 related to appreciated investment securities and $18,011,717 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0	0

Level 2 - Other Significant Observable Inputs	1,446,042,162	0

Level 3 - Significant Unobservable Inputs	0	0

Total	1,446,042,162	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)